Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Schedule Of Income (Loss) Before Income Taxes
Income before income taxes for the periods ended December 31, 2012, 2011 and 2010 consists of the following:

(In millions)	2012	2011	2010
Domestic	$46.2	$120.2	$46.3
Foreign	37.1	48.7	49.5
Income from continuing operations, before income taxes	$83.3	$168.9	$95.8

Summary Of Income Tax (Expense) Benefit
A summary of income tax (expense) benefit from continuing operations for the periods ended December 31, 2012, 2011 and 2010 is as follows:

(In millions)	2012	2011	2010
Current:
Federal	$(1.7)	$3.1	$(4.8)
State	(0.9)	(1.2)	(0.8)
Foreign	(14.7)	(14.1)	(11.5)
Total current	$(17.3)	$(12.2)	$(17.1)
Deferred:
Federal	$(15.8)	$(18.8)	$75.6
State	0.1	13.9	4.8
Foreign	2.9	1.6	(6.6)
Total deferred	(12.8)	(3.3)	73.8
Total tax (expense) benefit	$(30.1)	$(15.5)	$56.7

Difference Between Effective Income Tax Rate And U.S. Statutory Rate
The principal items accounting for the difference in income taxes computed at the U.S. statutory rate for the periods ended December 31, 2012, 2011 and 2010 are as follows:

(In millions)	2012	2011	2010
Computed tax expense at 35% of income before income taxes	$(29.2)	$(59.1)	$(33.5)
State tax, net of federal benefit	(1.3)	(2.2)	(3.2)
Differences in rates of foreign operations	3.3	3.9	1.3
Changes in valuation allowances	(0.9)	13.0	106.4
Impact of foreign dividends	—	—	(11.5)
Tax benefits associated with O’Sullivan Engineered Films	—	29.5	—
Recognition of uncertain tax positions	0.1	(4.5)	(2.0)
Other, net	(2.1)	3.9	(0.8)
Income tax (expense) benefit	$(30.1)	$(15.5)	$56.7

Components Of Deferred Tax Liabilities And Assets
Components of our deferred tax liabilities and assets as of December 31, 2012 and 2011 were as follows:

(In millions)	2012	2011
Deferred tax liabilities:
Tax over book depreciation	$36.6	$39.3
Intangibles	97.8	97.5
Other, net	8.4	10.2
Total deferred tax liabilities	$142.8	$147.0
Deferred tax assets:
Post-retirement benefits other than pensions	$6.3	$7.3
Employment cost and pension	71.6	72.8
Environmental	25.5	25.9
Net operating loss carryforwards	20.0	25.3
State taxes	20.3	21.1
Other, net	9.6	13.6
Total deferred tax assets	$153.3	$166.0
Tax valuation allowance	(18.9)	(18.4)
Net deferred tax (liabilities) assets	$(8.4)	$0.6

Changes In Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Unrecognized Tax Benefits
(In millions)	2012	2011	2010
Balance as of January 1	$15.1	$9.9	$8.1
Additions based on tax positions related to the current year	0.2	4.5	1.6
Additions for tax positions of prior years	—	1.3	1.0
Reductions for tax positions of prior years	(0.4)	(0.6)	—
Settlements and other	(0.4)	—	(0.8)
Balance as of December 31	$14.5	$15.1	$9.9